Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 44	$ 50	$ 35
Performance Bonuses [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	29	26	29
Executive Share-Based Compensation Programs [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX Board of Directors	$ 15	$ 24	$ 6